Subsequent Event	9 Months Ended
Sep. 30, 2019
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Event
2 3 .	Subsequent Event
On September 30, 2019, the Company entered into an Investment and Joint Venture Agreement (“JV Agreement”) with Bukwang Pharmaceutical Co., Ltd., to establish a joint venture with the goal of developing preclinical AhR antagonists from the Company’s early stage pipeline. The joint venture will operate through a newly created, independent company based in Singapore, Jaguahr Therapeutics Pte. Ltd., and will focus on developing new immuno-oncology therapeutics for global markets targeting the AhR pathway.
Pursuant to the JV Agreement, the Company has transferred the global rights to all assets related to AhR technology into Jaguahr Therapeutics Pte. Ltd. Under the JV Agreement, Bukwang Pharmaceutical Co., Ltd. is obligated to invest $5,000,000 into Jaguahr Therapeutics Pte. Ltd., through two separate tranches, which will be used to fund development of the assets and identify a lead development compound, with the goal of filing an Investigational New Drug application. Bukwang Pharmaceutical Co., Ltd. made the first payment of $2,500,000 to Jaguahr Therapeutics Pte. Ltd. on October 15, 2019, and was subsequently issued 63,000 shares of Jaguahr Therapeutics Pte. Ltd. As of October 29, 2019, Bukwang Pharmaceutical Co., Ltd. and the Company hold 45% and 55% of the outstanding shares in Jaguahr Therapeutics Pte. Ltd., respectively
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